Share capital - Schedule of Share Capital and Share Premium (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Issue of Shares Capital [Roll Forward]
Beginning Balance (in shares)	312,021,375
Beginning balance	$ (284,487)	$ (412,771)
Capital contribution (in shares)	43,893,333
Ending Balance (in shares)	356,817,038
Ending balance	$ (191,479)	(173,328)
RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares (in shares)	902,330
Share capital
Issue of Shares Capital [Roll Forward]
Beginning balance	$ 2,929	2,826
Capital contribution	439
Ending balance	3,377	2,924
Share capital | RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares	9
Share premium
Issue of Shares Capital [Roll Forward]
Beginning balance	2,105,691	2,007,058
Capital contribution	155,640
Ending balance	2,268,426	$ 2,102,896
Share premium | RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares	7,095
Issued capital and share premium
Issue of Shares Capital [Roll Forward]
Beginning balance	2,108,620
Capital contribution	156,079
Ending balance	2,271,803
Issued capital and share premium | RSUs
Issue of Shares Capital [Roll Forward]
Settlement of RSUs with shares	$ 7,104